Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Dec. 31, 2018
Registrant Name	DREYFUS LIQUID ASSETS, INC.
Central Index Key	0000030158
Amendment Flag	false
Document Creation Date	May 02, 2019
Document Effective Date	May 02, 2019
Prospectus Date	May 01, 2019
Class 1 Prospectus | DREYFUS LIQUID ASSETS, INC | DREYFUS LIQUID ASSETS - Class 1
Prospectus:
Trading Symbol	DLAXX
Class 2 Prospectus | DREYFUS LIQUID ASSETS, INC | Class 2
Prospectus:
Trading Symbol	DLBXX
Class Z Prospectus | DREYFUS LIQUID ASSETS, INC | Class Z
Prospectus:
Trading Symbol	DLZXX